Taxes on Income (Details) - 12 months ended Dec. 31, 2025 € in Thousands, $ in Thousands	USD ($)	EUR (€)
Taxes on Income [Line Items]
Tax rate	23.00%
Business losses (in Dollars) | $	$ 243,547
Israeli [Member]
Taxes on Income [Line Items]
Tax rate	23.00%
Netherlands [Member]
Taxes on Income [Line Items]
Taxable income (in Euro)		€ 200
Taxable income (in Euro)		€ 200
Netherlands [Member] | Bottom of Range [Member]
Taxes on Income [Line Items]
Tax rate	19.00%
Netherlands [Member] | Top of Range [Member]
Taxes on Income [Line Items]
Tax rate	25.00%
United States [Member]
Taxes on Income [Line Items]
Tax rate	21.00%